LIMITED PARTNERS' EQUITY	6 Months Ended
Jun. 30, 2021
Disclosure of limited partners equity [Abstract]
LIMITED PARTNERS' EQUITY	LIMITED PARTNERS' EQUITY
Limited partners’ equity
As at June 30, 2021, 274,941,199 LP units were outstanding (December 31, 2020: 274,837,890 LP units) including 68,749,416 LP units (December 31, 2020: 68,749,416 LP units) held by Brookfield. Brookfield owns all general partnership interests in Brookfield Renewable representing a 0.01% interest.
During the three and six months ended June 30, 2021, 51,857 and 93,667 LP units, respectively (2020: 45,687 and 104,454 LP units, respectively) were issued under the distribution reinvestment plan at a total cost of $2 million and $4 million, respectively (2020: $2 million and $3 million, respectively).
During the three and six months ended June 30, 2021, exchangeable shareholders of BEPC exchanged 6,033 and 9,642 exchangeable shares (2020: nil) for an equivalent number of LP units amounting to less than $1 million (2020: nil) LP units.
As at June 30, 2021, Brookfield Asset Management’s direct and indirect interest of 308,051,190 LP units, Redeemable/Exchangeable partnership units and BEPC exchangeable shares represents approximately 48% of Brookfield Renewable on a fully-exchanged basis (assuming the exchange of all of the outstanding Redeemable/Exchangeable partnership units and BEPC exchangeable shares) and the remaining approximate 52% is held by public investors.
On an unexchanged basis, Brookfield holds a 25% direct limited partnership interest in Brookfield Renewable, a 41% direct interest in BRELP through the ownership of Redeemable/Exchangeable partnership units, a 1% direct GP interest in BRELP and a 26% direct interest in the exchangeable shares of BEPC as at June 30, 2021.
In December 2020, Brookfield Renewable renewed its normal course issuer bid in connection with its LP units. Brookfield Renewable is authorized to repurchase up to 13,740,072 LP units, representing 5% of its issued and outstanding LP units. The bid will expire on December 15, 2021, or earlier should Brookfield Renewable complete its repurchases prior to such date. There were no LP units repurchased during the three and six months ended June 30, 2021.
Distributions
The composition of the limited partners' equity distributions for the three and six months ended June 30 is presented in the following table:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2021	2020	2021	2020
Brookfield	$21	$29	$42	$60
External LP Unitholders	62	68	125	136
	$83	$97	$167	$196
In February 2021, Unitholder distributions were increased to $1.215 per LP unit on an annualized basis, an increase of $0.06 per LP unit, which took effect with the distribution payable in March 2021.